CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 27, 2019	Sep. 28, 2018
Current assets:
Cash and cash equivalents	$ 29.9	$ 51.9
Accounts receivable, net of allowance for doubtful accounts of $1.0 and $0.6 at September 27, 2019 and September 28, 2018, respectively	141.0	154.0
Inventories	248.2	235.1
Prepaid expenses and other current assets	19.3	17.1
Total current assets	438.4	458.1
Property, plant and equipment, net	142.3	144.9
Goodwill	290.8	243.6
Intangibles assets, net	86.3	73.8
Investments in privately-held companies	53.6	51.0
Other assets	27.5	16.5
Total assets	1,038.9	987.9
Current liabilities:
Accounts payable	58.2	66.3
Accrued liabilities	75.7	47.5
Current maturities of long-term debt	30.7	25.0
Deferred revenues	10.5	13.2
Total current liabilities	175.1	152.0
Long-term debt, net	364.4	364.8
Deferred tax liabilities	8.2	23.2
Other long-term liabilities	32.5	8.5
Total liabilities	580.2	548.5
Commitments and contingencies (Note 11)
Redeemable noncontrolling interests	10.5	11.1
Equity:
Preferred stock, $.01 par value: 20,000,000 shares authorized, none issued	0.0	0.0
Common stock, $.01 par value: 150,000,000 shares authorized, shares issued and outstanding: 38,371,305 and 38,026,597 at September 27, 2019 and September 28, 2018, respectively	0.4	0.4
Additional paid-in capital	371.8	357.6
Accumulated other comprehensive (loss) income	(1.7)	5.8
Retained earnings	74.4	62.4
Total Varex stockholders' equity	444.9	426.2
Noncontrolling interests	3.3	2.1
Total stockholders' equity	448.2	428.3
Total liabilities, redeemable noncontrolling interests and stockholders' equity	$ 1,038.9	$ 987.9